Loans Receivable from Franchisees, Net (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Loans Receivable from Franchisees, Net [Line Items]
Maturity period	180 days
Franchise [Member]
Loans Receivable from Franchisees, Net [Line Items]
Financing receivable past due	$ 46,363
Past Due [Member] | Franchise [Member]
Loans Receivable from Franchisees, Net [Line Items]
Financing receivable past due	$ 55,495	$ 61,744